Loans and export prepayment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and export prepayment

15.	Loans and export prepayment

	Current liabilities		Non-current liabilities
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Loans and export prepayment agreements
U.S dollar denominated
Export prepayment trade finance	24,140	60,125	—	—
Export prepayment agreement - Synergy	100,617	624	—	100,000
	124,757	60,749	—	100,000
Reais denominated
Finame – BDMG	3,289	847	13,322	13,398

Total loans and export prepayment	128,046	61,596	13,322	113,398

Transactions costs	(712)	—	(123)	(1,395)

Total loans and export prepayment + Transactions costs	127,334	61,596	13,199	112,003

The balances of loans and export prepayments are recognized at the amortized cost and are detailed as follows:

As of December 31, 2025, the principal amount of short-term and long-term loans and export prepayments of the Company by maturity year, adjusted for interest and exchange variation, before transaction costs, are as follows:

In US$	Reais denominated	U.S dollar denominated	Total
2026	3,289	124,757	128,046
2027	3,478	—	3,478
2028	3,478	—	3,478
2029	3,414	—	3,414
2030	2,578	—	2,578
After 2030	374	—	374
	16,611	124,757	141,368

The table below shows the changes in the Company’s loans and export prepayments during the years:

	12/31/2025	12/31/2024
Opening balances	173,599	128,928

Additions	57,745	178,383
Interest expense (1)	20,204	20,954
Payment of interest (2)	(19,132)	(31,545)
Principal amortization (3)	(94,390)	(122,161)
Foreign exchange (4)	(18,715)	42,387
Transaction costs additions	—	(174)
Transaction costs amortization	725	745
Others	—	1,001
Foreign currency translation adjustment of subsidiary	20,497	(44,919)

Loans and export prepayment agreements	140,533	173,599
(1)	Interest expenses incurred in the year ended December 31, 2025 and the year ended December 31, 2024 - see note 27.
(2)	Interest payments made during the year ended December 31, 2025, totaled $19,132 including: (i) $6,435 for export prepayment agreements; (ii) $11,197 for the long-term export prepayment agreements and (iii) $1,500 for financing agreements with BDMG;
(3)	Refers to repayment of principal of $93,693 related to the export prepayment trade finance and $697 related to the financing agreement with BDMG;
(4)	The Brazilian real appreciated by 11.1% against the U.S. dollar in the 2025. This variation primarily affects provisions and does not significantly impact cash flow.

Export Prepayment Trade Finance

During the year ended December 31, 2024, the Company entered into export prepayment agreements with financial institutions for a total of $171,778 with maturities ranging from 90 to 360 days and bearing interest rates of between 9.0% p.a. and 11.8% p.a. Additionally, the Company repaid $121,742 in export prepayment agreements that matured during the year.

For the year ended December 31, 2025, the Company entered into export prepayment agreements with financial institutions totaling $57,745 with maturities ranging from 30 to 180 days and bearing interest rates ranging from 9.0% p.a. to 10.7% p.a. Additionally, the Company repaid $93,693 in export prepayment agreements that matured during the year.

Export Prepayment Agreement – Synergy

On December 13, 2022, the Company, through Sigma Brazil, entered into an export prepayment agreement in the amount of $100,000, with annual interest payments based on the 12-month Bloomberg short-term bank yield index (“BSBY”) plus 6.95% per annum and maturing on December 13, 2026. On December 13, 2022, Sigma Brazil drew down $60,000. The balance of $40,000 was disbursed in two subsequent drawdowns of $20,000 each, on February 28, 2023, and on March 16, 2023.

The Company paid at the inception of the agreement $11,253 (Note 10) as collateral, based on an amount equal to twelve months of interest accrual for the first interest period, and an upfront fee of $2,964. Under the terms of the agreement, principal repayments are due 48 days after the end of the Company’s first and third quarters ending March 31 and September 30, respectively, each year, being the first measurement date, the third quarter ended September 30, 2023. Repayments are determined based on an amount equivalent to 50% of the Company’s net cash generated from operating activities plus 50% of the net cash generated from investing activities for the prior six-month period ending March 31 and September 30.

The loan contains an embedded prepayment feature, whereby the Company must pay an early prepayment premium of 4% during the first year of the loan, reducing proportionately from 4% to 1% after the first anniversary, finishing at 1% at the end of the fourth year. The fair value of this embedded derivative has been estimated and does not differ significantly from the nominal amount and, accordingly, no adjustments were made, since it is closely related to the primary indexation of the loan.

The loan is guaranteed by the Company's assets, rights, licenses, receivables, contracts (with flexibility to enter/terminate/amend offtake agreements) and a pledge of 100% of Sigma Lithium Holdings Inc’s share interest in Sigma Brazil. Security will rank first in respect to all existing and future indebtedness of the Company, except in relation to permitted indebtedness of up to $100,000 and R$100,000.

As of November 15, 2024, the Bloomberg Short-Term Bank Yield Index (BSBY) was discontinued. In response to this change, the Company transitioned to using the 12-month Secured Overnight Financing Rate (SOFR) as the benchmark rate. For interest payments after December 2024, the applicable rate applied is SOFR + 6.95%.

For the year ended December 31, 2025, the Company recognized interest expense on this contract in the amount of $11,239 ($12,623 as of December 31, 2024).

Banco de Desenvolvimento de Minas Gerais - BDMG

During 2023, the Company entered into two financing agreements with the Banco de Desenvolvimento de Minas Gerais (BDMG), in the amounts of $3,852 and $9,449. The applicable interest rates are based on SELIC plus 3.75% per annum and SELIC plus 3.88% per annum, respectively.

The agreements provide for quarterly interest payments, a 24-month grace period for principal amortization, and repayment of principal in 60 monthly installments. The first agreement began principal amortization in December 2024 and the second in December 2025.

Additionally, on May 9, 2024, the Company entered into another financing agreement with BDMG for $6,605. Like the previous agreement, this financing involves quarterly interest payments and a 24-month grace period for principal amortization. Principal repayment was scheduled for over 60 monthly installments, with the first installment due on May 30, 2026. The interest on this loan is SELIC+3.93% per annum.

For the year ended December 31, 2025, the Company recognized an interest expense on this contract in the amount of $2,780 ($1,874 as of December 31, 2024).

Banco Nacional de Desenvolvimento Econômico e Social - BNDES

On October 10, 2024, Sigma Lithium signed a final agreement securing a R$486,800 development loan from the National Brazilian Bank for Economic and Social Development (“BNDES”) to fund the construction of a second Greentech Industrial Plant for producing lithium oxide concentrate at Vale do Jequitinhonha in Brazil. The Company is required to provide a letter of credit (“bank guarantee”) issued by a BNDES-registered financial institution in advance of first drawdown. As of December 31, 2025 the Company has not recorded any drawdowns from the BNDES.

As of December 31, 2025 the Company is in compliance with all debt covenants.

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid for the establishment of loan facilities are recognized as loan transaction costs of the facility amount drawn down.

Borrowings are derecognized from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

The Company also analyses whether there are embedded derivatives in its sales and purchase contracts, as well as in its loan agreements. Changes in the fair value of any of these derivative instruments are recognized immediately in the statement of loss, unless they are closely related to the primary indexation of the contracts and agreements.